VOYA INVESTORS TRUST

VY® Clarion Global Real Estate Portfolio

VY® Clarion Real Estate Portfolio

(each a "Portfolio" and collectively the "Portfolios")

Supplement dated December 5, 2019

to the Portfolios' Adviser Class, Institutional Class, Service Class, and Service 2 Class Prospectus and related Summary Prospectuses (each a "Prospectus" and collectively the "Prospectuses"),

dated May 1, 2019

On November 21, 2019, the Portfolios' Board of Trustees (the "Board") approved changes with respect to the Portfolios' management fee waivers and sub-advisory fees, effective January 1, 2020.

Effective January 1, 2020, the Portfolios' Prospectuses are revised as follows:

VY® Clarion Global Real Estate Portfolio

1.The section entitled "Annual Portfolio Operating Expenses" in the summary section of the Portfolio's Prospectuses are deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S	S2
Management Fees	%	0.90	0.90	0.90	0.90

Distribution and/or Shareholder Services (12b-1)%		0.60	None	0.25	0.40
Fees
Other Expenses	%	0.12	0.12	0.12	0.12
Total Annual Portfolio Operating Expenses	%	1.62	1.02	1.27	1.42
Waivers and Reimbursements1%		(0.15)	(0.15)	(0.15)	(0.15)
Total Annual Portfolio Operating Expenses After	%	1.47	0.87	1.12	1.27
Waivers and Reimbursements

1The adviser is contractually obligated to limit expenses to 1.50%, 0.90%, 1.15%, and 1.30% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2021. The limitation does not extend to interest, taxes, investment- related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.033% of the management fee through May 1, 2021. Termination or modification of these obligations requires approval by the Portfolio's Board.

2.The table in the section entitled "Expense Example" in the summary section of the Portfolio's Prospectuses are deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$150	496	867	1,909
I	$89	310	549	1,234
S	$114	388	683	1,521
S2	$129	435	762	1,689

VY® Clarion Real Estate Portfolio

3.The section entitled "Annual Portfolio Operating Expenses" in the summary section of the Portfolio's Prospectuses are deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S	S2
Management Fees	%	0.83	0.83	0.83	0.83

Distribution and/or Shareholder Services (12b-1)%		0.60	None	0.25	0.40
Fees
Other Expenses	%	0.04	0.04	0.04	0.04

Total Annual Portfolio Operating Expenses	%	1.47	0.87	1.12	1.27
Waivers and Reimbursements1%		(0.19)	(0.19)	(0.19)	(0.19)
Total Annual Portfolio Operating Expenses After	%	1.28	0.68	0.93	1.08
Waivers and Reimbursements

1The adviser is contractually obligated to limit expenses to 1.35%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2021. The limitation does not extend to interest, taxes, investment- related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.067% of the management fee through May 1, 2021. Termination or modification of these obligations requires approval by the Portfolio's Board.

4.The table in the section entitled "Expense Example" in the summary section of the Portfolio's Prospectuses are deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$130	446	785	1,741
I	$69	259	464	1,055
S	$95	337	599	1,346
S2	$110	384	679	1,517

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

VY® Clarion Global Real Estate Portfolio

VY® Clarion Real Estate Portfolio

(each a "Portfolio" and collectively the "Portfolios")

Supplement dated December 5, 2019

to the Portfolios' Adviser Class, Institutional Class, Service Class, and Service 2 Class

Statement of Additional Information (the "SAI"),

dated May 1, 2019

On November 21, 2019, the Portfolios' Board of Trustees (the "Board") approved changes with respect to the Portfolios' management fee waivers and sub-advisory fees, effective January 1, 2020.

Effective January 1, 2020, the Portfolios' SAI is revised as follows:

1.The third and fourth paragraphs of the section entitled "Adviser – Management Fee Waivers" are deleted and replaced with the following:

The Adviser is contractually obligated to waive 0.033% of the management fee for VY® Clarion Global Real Estate Portfolio through May 1, 2021. Termination or modification of this obligation requires approval by the Board.

The Adviser is contractually obligated to waive 0.067% of the management fee for VY® Clarion Real Estate Portfolio through May 1, 2021. Termination or modification of this obligation requires approval by the Board.

2.The line items with respect to the Portfolios in the table within the section entitled "Sub-Adviser – Sub- Advisory Fees" of the Portfolios' SAI are deleted and replaced with the following:

Portfolio	Sub-Adviser	Annual Sub-Advisory Fee
VY® Clarion Global Real Estate	CBRE Clarion Securities LLC	0.35% on the first $250 million of the Portfolio's
Income Portfolio	("CBRE Clarion")	combined average daily net assets;
0.30% on the next $750 million of the Portfolio's
combined average daily net assets; and
0.25% of the Portfolio's combined average daily
net assets in excess of $1 billion
VY® Clarion Real Estate	CBRE Clarion	0.35% on the first $250 million of the Portfolio's
Portfolio		combined average daily net assets;
0.30% on the next $750 million of the Portfolio's
combined average daily net assets; and
0.25% of the Portfolio's combined average daily
net assets in excess of $1 billion

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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